As filed with the Securities and Exchange Commission on October 29, 2004

Registration Statement No. 333-118279

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒  PRE-EFFECTIVE AMENDMENT NO. 4

☐  POST-EFFECTIVE AMENDMENT NO.

NGP CAPITAL RESOURCES COMPANY

(Exact name of registrant as specified in its charter)

1200 Smith Street, Suite 1600, Houston, Texas 77002

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 752-0062

John H. Homier

1200 Smith Street, Suite 1600

Houston, TX 77002

(Name and Address of Agent for Service)

Copies of information to:

Joe Dannenmaier John T. Unger Wesley P. Williams Thompson & Knight L.L.P. 1700 Pacific Avenue, Suite 3300 Dallas, Texas 75201 (214) 969-1700	Neel Lemon Michael L. Bengtson Baker Botts L.L.P. 2001 Ross Avenue, Suite 700 Dallas, Texas 75201 (214) 953-6500

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐

It is proposed that this filing will become effective (check the appropriate box):

☐	when declared effective pursuant to section 8(c).

If appropriate, check the following boxes:

☐	This [post-effective amendment] designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)(2)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)(2)	Amount of Registration Fee(3)
Common Stock, $.001 par value per share	19,550,000	$15.00	$293,250,000	$37,154.77

(1)	Estimated solely for the purpose of determining the registration fee.
(2)	Includes the amount of shares issuable pursuant to the underwriter’s over-allotment option.
(3)	Previously paid.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

NGP CAPITAL RESOURCES COMPANY

PART C

OTHER INFORMATION

ITEM 24.	FINANCIAL STATEMENT AND EXHIBITS

(1) Financial Statements

The following statements of NGP Capital Resources Company (the “Company” or the “Registrant”) are included in Part A of this Registration Statement:

Page
Statement of Assets and Liabilities*	F-1

(2)

Exhibit No.	Description
(a)(1)*	Articles of Incorporation
(a)(2)*	Form of Articles of Amendment and Restatement
(b)*	Bylaws
(c)	Not Applicable
(d)*	Form of Stock Certificate
(e)*	Dividend Reinvestment Plan
(f)	Not Applicable
(g)*	Form of Investment Advisory Agreement between Registrant and NGP Investment Advisor, LP
(h)*	Form of Underwriting Agreement
(i)	Not Applicable
(j)	Not Applicable
(k)(1)*	Form of Administration Agreement between Registrant and NGP Administration, LLC
(k)(2)*	Form of License Agreement between Registrant and Natural Gas Partners, L.L.C.
(k)(3)**	Form of Indemnity Agreement
(l)**	Opinion and Consent of Venable LLP, special Maryland counsel for Registrant
(m)	Not Applicable
(n)*	Consent of KPMG LLP
(o)	Not Applicable
(p)	Not Applicable
(q)	Not Applicable
(r)*	Joint Code of Ethics

*	Previously filed.

**	Filed herewith.

ITEM 25.	MARKETING ARRANGEMENTS

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

ITEM 26.	OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$37,155
NASDAQ National Market Listing Fee	100,000
NASD filing fee	29,825
Accounting fees and expenses	10,000	*
Legal fees and expenses	1,200,000	*
Printing and engraving	200,000	*
Advisory fee	750,000	*
Miscellaneous fees and expenses	723,020	*

Total	$3,050,000	*

*	These amounts are estimates.

All of the expenses set forth above shall be borne by the Registrant.

ITEM 27.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Immediately prior to this offering, Natural Gas Partners, L.L.C., a Texas limited liability company, will own 100 shares of common stock of the Registrant, representing 100% of the common stock outstanding. Following the completion of this offering, the share ownership of Natural Gas Partners, L.L.C. is expected to represent less than 1% of the common stock outstanding.

ITEM 28.	NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the approximate number of record holders of the Registrant’s common stock as of October 29, 2004.

Title of Class	Number of Record Holders
Common Stock, $.001 par value per share	1

ITEM 29.	INDEMNIFICATION

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

The Registrant’s charter authorizes it, and the Registrant’s bylaws require it, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of the Registrant’s predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The investment advisory agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, NGP Investment Advisors, LP (“our manager”) and its officers, managers, agents, employees, controlling persons, partners and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of our manager’s services under the investment advisory agreement or otherwise as an investment adviser of the Registrant.

The administration agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, NGP Administration, LLC and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of NGP Administration, LLC’s services under the administration agreement or otherwise as the general partner of our manager.

The underwriting agreement provides that the underwriters severally agree to indemnify, defend and hold harmless the Registrant, its directors and officers, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act, and the successors and assigns of all of the foregoing persons, from and against any loss, damage, expense, liability or claim (including the reasonable cost of investigation) which, jointly or severally the Registrant or any such person may incur under the Securities Act, the Exchange Act, the 1940 Act, the common law or otherwise, insofar as such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement of a material fact contained in and in conformity with information concerning such underwriter furnished in writing by or on behalf of such underwriter through the representative to the Registrant expressly for use in this registration statement (or in the registration statement as amended by any post-effective amendment hereof by the Registrant) or in the prospectus contained in this registration statement, or arises out of or is based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in this registration statement or such prospectus or necessary to make such information not misleading.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.	BUSINESS AND OTHER CONNECTIONS OF OUR MANAGER

A description of any other business, profession, vocation or employment of a substantial nature in which our manager, and each managing director, director or executive officer of our manager, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this registration statement in the section entitled “Management.” Additional information regarding our manager and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-63264), and is incorporated herein by reference.

ITEM 31.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1) the Registrant, NGP Capital Resources Company, 1200 Smith Street, Suite 1600, Houston, Texas 77002;

(2) the transfer agent and custodian, American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038; and

(3) our manager, NGP Investment Advisor, LP, 1200 Smith Street, Suite 1600, Houston, Texas 77002.

ITEM 32.	MANAGEMENT SERVICES

Not Applicable.

ITEM 33.	UNDERTAKINGS

1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

2. The Registrant undertakes that:

(a) For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 4 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas, on the 29th day of October, 2004.

NGP CAPITAL RESOURCES COMPANY

By:	/s/ John H. Homier
John H. Homier
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 4 to the registration statement has been signed by the following persons in the capacities indicated on October 29, 2004. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

Signature	Title

/s/ John H. Homier John H. Homier	President and Chief Executive Officer (Principal Executive Officer)

/s/ Richard A. Bernardy Richard A. Bernardy	Secretary, Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)

* Kenneth A. Hersh	Director and Chairman of the Board

* David R. Albin	Director

* Edward W. Blessing	Director

* C. Kent Conine	Director

* James R. Latimer, III	Director

*By:	/s/ John H. Homier
As Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
(a)(1)*	Articles of Incorporation
(a)(2)*	Form of Articles of Amendment and Restatement
(b)*	Bylaws
(c)	Not Applicable
(d)*	Form of Stock Certificate
(e)*	Dividend Reinvestment Plan
(f)	Not Applicable
(g)*	Form of Investment Advisory Agreement between Registrant and NGP Investment Advisor, LP
(h)*	Form of Underwriting Agreement
(i)	Not Applicable
(j)	Not Applicable
(k)(1)*	Form of Administration Agreement between Registrant and NGP Administration, LLC
(k)(2)*	Form of License Agreement between Registrant and Natural Gas Partners, L.L.C.
(k)(3)**	Form of Indemnity Agreement
(l)**	Opinion and Consent of Venable LLP, special Maryland counsel for Registrant
(m)	Not Applicable
(n)*	Consent of KPMG LLP
(o)	Not Applicable
(p)	Not Applicable
(q)	Not Applicable
(r)*	Joint Code of Ethics

*	Previously filed.

**	Filed herewith.